Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible preferred units, issued	1,500,000	1,500,000
Convertible preferred units, outstanding	1,500,000	1,500,000
Accounts receivable, net of allowance for credit losses (in Dollars)		$ 1,165,336	$ 862,580
Related Party
Accounts receivable, from related parties (in Dollars)		191,662	396,488
Accrued expenses and other current liabilities, with related parties (in Dollars)		3,359,101	2,415,966
Contract liabilities, with related parties (in Dollars)		$ 2,000	$ 1,160,848
Heliogen, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	6,165,848	6,096,084	5,946,315
Common stock, shares outstanding	6,165,848	6,096,084	5,946,315
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding
Class V Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	26,480,000	35,230,000	33,730,000
Common stock, shares outstanding	26,480,000	35,230,000	33,730,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	22,096,464	13,252,964
Common stock, shares outstanding	22,096,464	13,252,964
Class A Common Stock | Heliogen, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001